Other operating income and expenses - (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income and expenses
Schedule of other operating income and expenses

	Year ended December 31,
(in thousands of euros)	2023	2024	2025
Use of provisions - Inventory	—	—	381
Gain on disposals of assets	—	160	309
Total other operating income	—	160	690
Penalties	—	(40)	(0)
Disposals of tangible and intangible fixed assets	—	(10)	(24)
Restructuring expenses	—	—	(7,288)
Provisions - Restructuring	—	(2,159)	(1,126)
Share-based compensation expense	—	—	(1,288)
Transaction costs	(44)	(1,560)	—
Tax-exempt donations	—	—	(2)
Total other operating expenses	(44)	(3,769)	(9,729)
Other operating income (loss)	(44)	(3,609)	(9,039)